Financial Instruments, Financial Risks and Capital Management - Summary of Monetary Assets and Liabilities Denominated in Foreign Currencies (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	$ 530,160	$ 450,603
Liabilities	85,502	89,358
Currency risk [member] | United States Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	145,714	122,833
Liabilities	$ 59,890	$ 46,566